Debt Schedule (Details)	3 Months Ended
	Dec. 31, 2015 USD ($)	Mar. 31, 2016 USD ($)	Sep. 18, 2015 CAD	May 03, 2012 USD ($)	Oct. 06, 2010 CAD
Debt Instrument [Line Items]
Less: unamortized debt discounts	$ (21,300,000)	$ (20,800,000)
Total long-term debt (including current portion)	2,908,700,000	2,973,400,000
Current portion of long-term debt	0	0
Total long-term debt	2,908,700,000	2,973,400,000
Overdraft facility	18,700,000	38,800,000
Short-term facilities	7,500,000	10,700,000
Other short-term borrowings	2,500,000	14,000,000
Total short-term borrowings	28,700,000	63,500,000
Central Europe [Member]
Debt Instrument [Line Items]
Overdraft facility	18,700,000	38,800,000
Bank cash	39,600,000	48,400,000
Bank cash, net of overdrafts	20,900,000	9,600,000
Credit facilities [Member] | Japanese Yen [Member]
Debt Instrument [Line Items]
Short-term facilities	7,500,000	10,700,000
Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 1,900,000,000
Senior Notes [Member] | CAD 500 million 3.95% Series A notes due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt, carrying amount	361,300,000	384,500,000
Debt instrument, face amount | CAD					CAD 500,000,000
Debt instrument, interest rate percentage					3.95%
Senior Notes [Member] | CAD 400 million 2.25% notes due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt, carrying amount	289,000,000	307,600,000
Debt instrument, face amount | CAD			CAD 400,000,000
Debt instrument, interest rate percentage			2.25%
Senior Notes [Member] | CAD 500 million 2.75% notes due 2020 [Member]
Debt Instrument [Line Items]
Long-term debt, carrying amount	361,300,000	384,500,000
Debt instrument, face amount | CAD			CAD 500,000,000
Debt instrument, interest rate percentage			2.75%
Senior Notes [Member] | $300 million 2.0% notes due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt, carrying amount	300,600,000	300,500,000
Debt instrument, face amount				$ 300,000,000
Debt instrument, interest rate percentage				2.00%
Debt instrument, fair value adjustment	700,000
Senior Notes [Member] | $500 million 3.5% notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt, carrying amount	517,800,000	517,100,000		$ 500,000,000
Debt instrument, face amount				$ 500,000,000
Debt instrument, interest rate percentage				3.50%
Debt instrument, fair value adjustment	18,100,000
Senior Notes [Member] | $1.1 billion 5.0% notes due 2042 [Member]
Debt Instrument [Line Items]
Long-term debt, carrying amount	$ 1,100,000,000	$ 1,100,000,000
Debt instrument, face amount				$ 1,100,000,000.0
Debt instrument, interest rate percentage				5.00%